Commitments And Contingencies (Nuclear Fuel Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
2014	$ 3,648
2015	3,579
2016	3,418
2017	3,238
2018	3,008
Thereafter	34,840
Total	51,731
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Payments for nuclear fuel	162	118	77
Length of contract terms, minimum (in years)	1 year
Length of contract terms, maximum (in years)	12 years
Percentage coverage of reactor requirements through 2020	100.00%
Percentage coverage of reactor requirements through 2017	100.00%
Nuclear Fuel Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
2014	145
2015	162
2016	146
2017	148
2018	132
Thereafter	647
Total	$ 1,380